Financial information of the parent company (Details 2)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (11,578,184)	¥ (81,587,998)	$ (20,279,224)	¥ (136,458,901)	$ 12,750,031	¥ 81,244,474
Adjustments to reconcile net income to cash used in operating activities:
Change in fair value of warrant liabilities	52,927	372,961		4,415,328
Other payables and accrued liabilities	(631,740)	(4,451,683)		1,891,849		2,066,507
Net cash used in operating activities	(3,936,396)	(27,738,609)		(134,658,768)		102,994,820
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) provided by investing activities	(195,072)	(1,374,615)		11,507,523		(84,097,397)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	312,795	2,204,176		223,882,640		(1,301,416)
EFFECT OF EXCHANGE RATE ON CASH	(296,539)	1,826,601		2,381,611		(271,402)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,115,212)	(25,082,447)		103,113,006		17,324,605
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	21,910,338	151,119,985		48,006,979		30,682,374
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	17,795,126	126,037,538	21,910,338	151,119,985		48,006,979
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(11,578,184)	(81,587,998)		(136,458,901)
Adjustments to reconcile net income to cash used in operating activities:
Equity income (loss) of subsidiaries and VIEs	16,111,711	114,125,394		140,903,197
Issuance of common shares under the Company’s 2023 Equity Incentive Plan	(4,480,600)	(32,164,435)
Change in fair value of warrant liabilities	(52,927)	(372,961)		(4,415,328)
Intercompany
Other payables and accrued liabilities				(28,968)
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year